SHARE-BASED COMPENSATION - Summary of Equity Award Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period		7,227,971
Granted		4,785,365
Forfeited		(408,825)
Expired		(386,965)
Outstanding at end of period	7,227,971	11,217,546	7,227,971
Vested and expected to vest end of period		8,462,425
Exercisable end of period		5,707,303
Weighted Average Exercise Price US$
Outstanding at beginning of period | $ / shares		$ 0.001
Granted | $ / shares		1.35
Forfeited | $ / shares		0.88
Expired | $ / shares		0.001
Outstanding at end of period | $ / shares	$ 0.001	0.54	$ 0.001
Vested and expected to vest end of period | $ / shares		0.36
Exercisable end of period | $ / shares		$ 0.001
Additional disclosures
Weighted Average Remaining Contractual Years - Outstanding		6 years 11 months 26 days	4 years 11 months 19 days
Weighted Average Remaining Contractual Years - Vested and expected to vest		6 years 3 months 21 days
Weighted Average Remaining Contractual Years - Exercisable		4 years 11 months 23 days
Aggregate Intrinsic Value US$ - Outstanding	$ 26,302,586	$ 15,993,085	$ 26,302,586
Aggregate Intrinsic Value US$ - Vested and expected to vest | $		13,615,383
Aggregate Intrinsic Value US$ - Exercisable | $		$ 11,237,680
Fang | Stock Option | 2010 Plan and 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period		590,353
Forfeited		(16,010)
Expired		(73,215)
Outstanding at end of period	590,353	501,128	590,353
Vested and expected to vest end of period		405,259
Exercisable end of period		309,390
Weighted Average Exercise Price US$
Outstanding at beginning of period | $ / shares		$ 13.03
Forfeited | $ / shares		10.56
Expired | $ / shares		16.39
Outstanding at end of period | $ / shares	$ 13.03	12.62	$ 13.03
Vested and expected to vest end of period | $ / shares		14.13
Exercisable end of period | $ / shares		$ 16.57
Additional disclosures
Weighted Average Remaining Contractual Years - Outstanding		6 years 8 months 8 days	7 years 2 months 8 days
Weighted Average Remaining Contractual Years - Vested and expected to vest	6 years 3 months 14 days
Weighted Average Remaining Contractual Years - Exercisable	5 years 7 months 20 days
Aggregate Intrinsic Value US$ - Outstanding | $		$ 0
Fang | Unvested restricted shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period			62,858
Outstanding at end of period		28,370